Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Enterprise Technology Services Portfolio
May 31, 2026
BSO-NPRT1-0726
1.802158.122
Common Stocks - 99.9%
	Shares	Value ($)
UNITED STATES - 99.6%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Alphabet Inc Class A	40,700	15,479,837
Financials - 50.9%
Financial Services - 50.9%
Affirm Holdings Inc Class A (a)(b)	375,600	27,662,940
Block Inc Class A (b)	439,051	33,244,942
Corpay Inc (b)	69,100	25,000,380
Fiserv Inc (b)	112,717	6,375,274
Mastercard Inc Class A	330,200	163,112,196
Paymentus Holdings Inc Class A (b)	301,800	7,089,282
PayPal Holdings Inc (a)	310,640	13,901,140
Remitly Global Inc (a)(b)	936,800	18,754,736
Toast Inc Class A (b)	329,900	8,587,297
Visa Inc Class A	655,548	213,944,645
TOTAL FINANCIALS		517,672,832
Industrials - 8.4%
Professional Services - 8.4%
Automatic Data Processing Inc (a)	122,675	27,214,222
ExlService Holdings Inc (a)(b)	656,093	19,046,380
Genpact Ltd (a)	459,541	15,141,876
SS&C Technologies Holdings Inc	354,000	23,902,080
TOTAL INDUSTRIALS		85,304,558
Information Technology - 38.8%
IT Services - 34.5%
Accenture PLC Class A	178,180	33,332,133
Applied Digital Corp (a)(b)	130,700	6,179,496
Cloudflare Inc Class A (b)	192,300	46,501,986
CoreWeave Inc Class A (b)	168,400	18,444,852
DigitalOcean Holdings Inc (a)(b)	42,900	6,690,255
Fastly Inc Class A (a)(b)	236,000	4,192,540
IBM Corporation	327,100	97,410,380
MongoDB Inc Class A (b)	64,200	21,542,310
Okta Inc Class A (a)(b)	219,500	27,057,765
Snowflake Inc (b)	177,500	45,360,125
Twilio Inc Class A (b)	161,500	30,788,360
VeriSign Inc	48,700	13,898,006
		351,398,208
Software - 4.3%
Datadog Inc Class A (b)	56,500	13,975,275
Intuit Inc	16,100	5,337,633
Microsoft Corp	22,800	10,265,472
Riot Platforms Inc (a)(b)	315,900	8,564,049
Terawulf Inc (a)(b)	222,900	5,697,324
		43,839,753
TOTAL INFORMATION TECHNOLOGY		395,237,961
TOTAL UNITED STATES		1,013,695,188
URUGUAY - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Dlocal Ltd/Uruguay Class A (a)	299,600	3,553,256
TOTAL COMMON STOCKS (Cost $544,544,480)		1,017,248,444

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	300,346	300,406
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	29,823,726	29,826,708
TOTAL MONEY MARKET FUNDS (Cost $30,127,114)			30,127,114

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $574,671,594)	1,047,375,558
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(28,616,589)
NET ASSETS - 100.0%	1,018,758,969

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $31,149,547.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	42,840,204	42,539,798	9,671	-	-	300,406	300,346	0.0%
Fidelity Securities Lending Cash Central Fund	29,137,040	407,321,425	406,631,757	9,915	-	-	29,826,708	29,823,726	0.1%
Total	29,137,040	450,161,629	449,171,555	19,586	-	-	30,127,114

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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